Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of Reconciliation of Income and Social Contribution Tax Expenses

a) Reconciliation of income tax and social contribution expenses:

	Consolidated
	December 31, 2025	December 31, 2024	December 31, 2023.
Loss (profit) before taxes	(7,991,285)	(5,245,119)	5,113,751
Income tax and social contribution at nominal rate (34%)	2,717,037	1,783,340	(1,738,675)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)	(3,626,134)	(1,422,337)	672,947
Result of companies abroad	(105,143)	(93,121)	(62,870)
Granted income tax incentive	346,386	407,231	279,941
Interest on shareholders’ equity	(26,895)	(174,335)	(191,763)
Non-deductible expenses (donations, gifts, etc.)	(11,477)	(23,234)	(16,787)
Tax losses not recorded	(2,362,375)	(4,193,767)	(308,358)
ICMS benefit - extemporaneous tax credits	(1,263)	20,490	5,506
ICMS benefit - current year	—	(521)	68,409
Dividend income	—	—	254,260
Provision for non-realization of the benefit of the federal pact	—	—	(307,099)
Provision for non-realization of the benefit of the federative covenant - Interest and Fine	—	25,851	100,731
Selic on indebtedness	50,686	60,873	147,741
Rate differential (i)	454,416	534,837	805,725
Benefits of joining the Zero Litigation Program	—	—	23,276
Other	361,646	(115,829)	(7,410)
Income tax and social contribution (current and deferred)	(2,203,116)	(3,190,522)	(274,426)
Effective rate - %	27.57%	60.83%	(5.37% )

(i)	Difference in tax rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.

Summary of Deferred Income Tax Assets and Liabilities

b) Deferred income tax assets and liabilities:

Below are presented the tax effects of temporary differences that give rise to significant parts of the company's deferred tax assets and liabilities:

	Consolidated
	December 31, 2025	December 31, 2024
Active credits from:
Income taxes losses	1,777,782	1,699,262
Negative base of social contribution	590,380	560,110
Temporary differences:
Foreign exchange variation - Loans and borrowings	1,366,606	2,669,489
Provision for lawsuits	257,691	272,886
Impairment provision (Rumo Malha Oeste)	30,547	23,436
Post-employment benefit obligation	129,938	128,046
Provisions for uncertain tax credits and tax losses	53,662	44,202
Provision for non- recoverability of taxes	68,210	70,719
Share-based payment transactions	90,861	103,454
Lease	236,278	312,402
Unrealized loss with derivatives	696,110	390,622
Fair value adjustment on debts	32,268	—
Provisions for profit sharing	118,658	131,254
Business combination - Intangible assets	106,524	124,628
Business combination – Property, plant and equipment	1,854	1,854
Selic on undue payments	73,113	76,745
Other provisions	812,648	682,385
Deferred tax on pre-operating income	69,314	79,402
Regulatory current account	—	8,396
Other	170,404	245,221
Total	6,682,848	7,624,513
Deferred tax liabilities from:
Temporary differences
Exchange rate variation - Loans and borrowings	(24,778)	(347)
Provision for lawsuits	—	(107)
Useful life review	(839,880)	(531,081)
Business combination – fixed assets	(174,359)	(161,784)
Tax goodwill	(609,096)	(645,297)
Unrealized income with derivatives	(400,672)	(369,763)
Fair value adjustment on debt	(559,450)	(801,022)
Securities and bonds	(31,437)	—
Investment properties	(567,263)	(496,395)
Goods intended for sale	(11,906)	(962)
Effects on the formation of joint ventures	(33,776)	(167,196)
Business Combination – Intangible assets	(4,902,079)	(4,990,657)
Post-employment obligations	(4,815)	(4,810)
Lease	(11,101)	(11,557)
Provisions	(449,153)	(449,153)
Other	(484,440)	(472,592)
Total	(9,104,205)	(9,102,723)
Total deferred taxes recorded	(2,421,357)	(1,478,210)
Deferred tax assets	3,703,864	4,495,296
Deferred tax liabilities	(6,125,221)	(5,973,506)
Total deferred, net	(2,421,357)	(1,478,210)

Schedule of estimate of tax credit realization
Consolidated
Within 1 year	1,338,555
1 to 2 years	284,141
2 to 3 years	525,531
3 to 4 years	342,253
4 to 5 years	204,872
5 to 8 years	628,567
8 to 10 years	379,945
3,703,864

Summary of Changes in Deferred Tax
c) Movements in deferred tax assets and liabilities:

	Consolidated
Asset	Tax loss and negative basis	Unrealized gains on derivatives	Provisions	Leases	Post-employment obligations	Intangible assets	Exchange rate variation - Loans and financing	Other	Total
Balance as of January 1, 2024	3,644,051	823,286	1,045,267	161,840	150,336	124,379	1,292,954	828,173	8,070,286
Credited / charged in the profit or loss	(1,343,586)	(433,630)	5,398	4,990	(22,290)	249	1,376,535	(181,847)	(594,181)
Other comprehensive income	—	966	—	145,572	—	—	—	—	146,538
Zero litigation	(41,093)	—	—	—	—	—	—	—	(41,093)
Business combination	—	—	42,963	—	—	—	—	—	42,963
Balance as of December 31, 2024	2,259,372	390,622	1,093,628	312,402	128,046	124,628	2,669,489	646,326	7,624,513
Credited / charged in the profit or loss	108,790	305,488	172,605	(76,124)	1,892	(18,104)	(1,302,883)	(75,621)	(883,957)
Business combination	—	—	(43,475)	—	—	—	—	—	(43,475)
Transfers	—	—	—	—	—	—	—	(14,233)	(14,233)
Balance as of December 31, 2025	2,368,162	696,110	1,222,758	236,278	129,938	106,524	1,366,606	556,472	6,682,848

	Consolidated
Liabilities	Effects on the formation of joint ventures	Unrealized gains on derivatives	Provisions	Post-employment obligations	Intangible assets	Property plant and equipment	Exchange rate variation - Loans and financing	Fair value adjustment	Other	Total
Balance as of January 1, 2024	(103,992)	(299,965)	(449,561)	(4,641)	(4,426,881)	(456,093)	(195,232)	(281,784)	(1,468,540)	(7,686,689)
Credited / charged in the profit or loss	(63,204)	(69,798)	301	(169)	126,999	(74,988)	194,885	(519,238)	(238,926)	(644,138)
Other comprehensive income	—	—	—	—	—	—	—	—	(45,513)	(45,513)
Business Combination	—	—	—	—	(690,775)	—	—	—	(35,608)	(726,383)
Balance as of December 31, 2024	(167,196)	(369,763)	(449,260)	(4,810)	(4,990,657)	(531,081)	(347)	(801,022)	(1,788,587)	(9,102,723)
Credited / charged in the profit or loss	133,420	(30,909)	107	(5)	88,578	(308,799)	(24,431)	241,572	(132,365)	(32,832)
Transfers	—	—	—	—	—	—	—	—	47,640	47,640
Other comprehensive income	—	—	—	—	—	—	—	—	(16,290)	(16,290)
Balance as of December 31, 2025	(33,776)	(400,672)	(449,153)	(4,815)	(4,902,079)	(839,880)	(24,778)	(559,450)	(1,889,602)	(9,104,205)
Total deferred taxes recognized										(2,421,357)